Summary of Significant Accounting Policies - Narrative (Details) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number			0
Average required reserve balance			$ 48,000,000	$ 41,000,000
Mortgage loans held for sale, carrying value			1,666,000	25,743,000
Mortgage loans held for sale, contractual balance			1,600,000	25,200,000
Expected gain on sale of mortgage loans held for sale			28,000	568,000
Historical loss period used in estimating loan loss reserve	48 months	54 months	60 months
Reserve coverage period in historical losses			1 year 248 days	1 year 189 days
Common stock granted to directors			10,550	6,120	7,020
Core deposits
Accounting Policies [Line Items]
Accumulated amortization of core deposit intangibles			$ 22,100,000	$ 21,800,000
Directors
Accounting Policies [Line Items]
Common stock granted to directors			10,550	6,120	7,020
Commercial Loan
Accounting Policies [Line Items]
Reserve coverage period in historical losses			2 years 153 days	2 years 215 days